DIRECTORS' AND SUPERVISORS' REMUNERATION - Five highest paid individuals (Details) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥) employee	Dec. 31, 2021 CNY (¥) employee	Dec. 31, 2020 CNY (¥) employee
Significant related party transactions
Emoluments paid to key management personnel, number of highest paid employees | employee	5
Number of directors among five highest paid employees | employee	3	3	3
Basic salaries, housing fund, other allowances and benefits in kind	¥ 4,244	¥ 4,526	¥ 3,996
Pension costs	505	449	207
Total remuneration	5,367	5,554	4,886
Highest paid employees other than directors and supervisors
Significant related party transactions
Basic salaries, housing fund, other allowances and benefits in kind	1,612	1,699	1,594
Pension costs	202	186	88
Total remuneration	¥ 1,814	¥ 1,885	¥ 1,682